Cover Document	Jun. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 10, 2026
Entity Registrant Name	Everpure, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37570
Entity Tax Identification Number	27-1069557
Entity Address, Address Line One	2555 Augustine Dr.
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(800)
Local Phone Number	379-7873
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock $0.0001 par value per share
Trading Symbol	P
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001474432
Amendment Flag	false